UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2014

Item 1:	Report(s) to Shareholders.

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett Affiliated Fund

For the six-month period ended April 30, 2014

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

22	Notes to Financial Statements

31	Supplemental Information to Shareholders

Lord Abbett Affiliated Fund
Semiannual Report

For the six-month period ended April 30, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Affiliated Fund for the six-month period ended April 30, 2014. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 through April 30, 2014).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/14 — 4/30/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/13 –
	11/1/13	4/30/14	4/30/14
Class A
Actual	$1,000.00	$1,081.40	$3.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$3.71
Class B
Actual	$1,000.00	$1,077.50	$7.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.41	$7.45
Class C
Actual	$1,000.00	$1,077.50	$7.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.46	$7.40
Class F
Actual	$1,000.00	$1,082.80	$3.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$2.96
Class I
Actual	$1,000.00	$1,082.40	$2.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.36	$2.46
Class P
Actual	$1,000.00	$1,081.50	$3.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$3.71
Class R2
Actual	$1,000.00	$1,079.80	$5.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.40	$5.46
Class R3
Actual	$1,000.00	$1,080.20	$5.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.90	$4.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.74% for Class A, 1.49% for Class B, 1.48% for Class C, 0.59% for Class F, 0.49% for Class I, 0.74% for Class P, 1.09% for Class R2 and 0.98% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2014

Sector*	%**
Consumer Discretionary	5.57%
Consumer Staples	10.43%
Energy	10.83%
Financials	20.42%
Health Care	12.21%
Industrials	11.81%

Sector*	%**
Information Technology	13.61%
Materials	4.96%
Telecommunication Services	3.56%
Utilities	6.15%
Repurchase Agreement	0.45%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

April 30, 2014

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.67%

Aerospace & Defense 4.69%
Honeywell
International, Inc.	1,170,000	$108,693
Lockheed Martin Corp.	513,900	84,351
Raytheon Co.	851,300	81,282
United Technologies Corp.	548,000	64,845
Total		339,171

Air Freight & Logistics 1.67%
United Parcel Service, Inc.
Class B	1,228,100	120,968

Auto Components 1.26%
Johnson Controls, Inc.	2,024,900	91,404

Banks 8.82%
BB&T Corp.	1,291,449	48,210
Fifth Third Bancorp	4,430,070	91,304
First Niagara Financial Group, Inc.	1,286,000	11,471
JPMorgan Chase & Co.	4,267,742	238,908
M&T Bank Corp.	83,400	10,176
PNC Financial Services Group, Inc. (The)	143,400	12,051
U.S. Bancorp	2,730,300	111,342
Wells Fargo & Co.	2,307,585	114,548
Total		638,010

Beverages 0.11%
Dr. Pepper Snapple
Group, Inc.	142,327	7,888

Capital Markets 1.34%
Ameriprise Financial, Inc.	69,200	7,725
Invesco Ltd.	1,564,400	55,082
TD Ameritrade Holding Corp.	1,068,300	34,079
Total		96,886

		Fair
		Value
Investments	Shares	(000)
Chemicals 3.01%
Albemarle Corp.	110,300	$7,395
CF Industries Holdings, Inc.	237,400	58,203
Dow Chemical Co. (The)	147,600	7,365
E.I. du Pont de Nemours & Co.	318,800	21,462
Eastman Chemical Co.	873,500	76,143
Huntsman Corp.	1,876,807	47,014
Total		217,582

Communications Equipment 3.34%
Cisco Systems, Inc.	8,975,100	207,415
QUALCOMM, Inc.	434,500	34,199
Total		241,614

Consumer Finance 0.12%
SLM Corp.	327,700	8,438

Diversified Telecommunication Services 3.57%
AT&T, Inc.	2,810,949	100,351
Verizon Communications, Inc.	3,377,251	157,819
Total		258,170

Electric: Utilities 4.19%
American Electric Power Co., Inc.	837,700	45,077
Duke Energy Corp.	1,087,439	81,003
Entergy Corp.	971,984	70,469
FirstEnergy Corp.	376,200	12,697
Great Plains Energy, Inc.	436,200	11,703
PPL Corp.	958,600	31,960
Westar Energy, Inc.	332,000	11,912
Xcel Energy, Inc.	1,191,600	37,976
Total		302,797

Electrical Equipment 0.23%
Emerson Electric Co.	246,900	16,834

Electronic Equipment, Instruments & Components 0.12%
Jabil Circuit, Inc.	502,100	8,666

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

April 30, 2014

		Fair
		Value
Investments	Shares	(000)
Energy Equipment & Services 1.09%
Schlumberger Ltd.	184,098	$18,695
Seadrill Ltd.	1,281,700	45,142
Tidewater, Inc.	291,400	14,841
Total		78,678

Food & Staples Retailing 3.67%
Sysco Corp.	1,357,800	49,465
Wal-Mart Stores, Inc.	2,711,800	216,157
Total		265,622

Food Products 2.55%
Archer-Daniels-Midland Co.	159,100	6,958
Bunge Ltd.	401,800	32,003
ConAgra Foods, Inc.	2,011,900	61,383
Ingredion, Inc.	109,200	7,693
Kellogg Co.	215,760	14,419
Kraft Foods Group, Inc.	794,000	45,147
Mondelez International, Inc. Class A	475,300	16,945
Total		184,548

Health Care Equipment & Supplies 2.40%
Baxter International, Inc.	1,825,494	132,878
Becton, Dickinson & Co.	223,400	25,251
ResMed, Inc.	316,000	15,752
Total		173,881

Hotels, Restaurants & Leisure 2.42%
McDonald’s Corp.	1,730,000	175,387

Household Durables 0.18%
Whirlpool Corp.	83,000	12,731

Household Products 1.35%
Kimberly-Clark Corp.	871,429	97,818

Industrial Conglomerates 1.49%
3M Co.	269,100	37,429
General Electric Co.	2,617,235	70,378
Total		107,807

		Fair
		Value
Investments	Shares	(000)
Information Technology Services 2.49%
Fidelity National Information Services, Inc.	454,000	$24,257
International Business Machines Corp.	794,400	156,076
Total		180,333

Insurance 6.10%
ACE Ltd. (Switzerland)(a)	602,900	61,689
Allstate Corp. (The)	1,684,500	95,932
AXIS Capital Holdings Ltd.	162,623	7,440
Endurance Specialty Holdings Ltd.	140,700	7,150
Hartford Financial Services Group, Inc. (The)	592,900	21,267
MetLife, Inc.	1,510,554	79,078
Protective Life Corp.	194,400	9,944
Prudential Financial, Inc.	1,233,600	99,527
Reinsurance Group of America, Inc.	120,900	9,274
Validus Holdings Ltd.	393,200	14,576
XL Group plc (Ireland)(a)	1,115,600	34,974
Total		440,851

Machinery 2.15%
Cummins, Inc.	364,700	55,015
Deere & Co.	701,646	65,492
Stanley Black & Decker, Inc.	407,300	34,983
Total		155,490

Media 0.67%
Viacom, Inc. Class B	573,000	48,693

Metals & Mining 0.46%
Freeport-McMoRan Copper & Gold, Inc.	588,400	20,223
Reliance Steel & Aluminum Co.	181,400	12,847
Total		33,070

Multi-Line Retail 0.71%
Kohl’s Corp.	930,886	51,003

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

April 30, 2014

		Fair
		Value
Investments	Shares	(000)
Multi-Utilities 1.97%
Ameren Corp.	201,400	$8,320
CMS Energy Corp.	730,400	22,138
PG&E Corp.	1,293,100	58,940
SCANA Corp.	314,100	16,861
Sempra Energy	368,800	36,367
Total		142,626

Oil, Gas & Consumable Fuels 9.76%
Chevron Corp.	1,382,032	173,473
ConocoPhillips	1,332,100	98,988
Exxon Mobil Corp.	469,887	48,121
Marathon Oil Corp.	1,243,800	44,963
Murphy Oil Corp.	551,900	35,007
Occidental Petroleum Corp.	2,281,284	218,433
Valero Energy Corp.	1,522,350	87,033
Total		706,018

Paper & Forest Products 1.50%
Domtar Corp. (Canada)(a)	172,500	16,104
International Paper Co.	1,978,000	92,274
Total		108,378

Personal Products 0.68%
Herbalife Ltd.	821,848	49,294

Pharmaceuticals 9.82%
Bristol-Myers Squibb Co.	3,450,321	172,826
Eli Lilly & Co.	2,556,000	151,060
Johnson & Johnson	831,200	84,192
Merck & Co., Inc.	314,886	18,440
Pfizer, Inc.	9,069,400	283,691
Total		710,209

Professional Services 0.73%
Nielsen Holdings NV	1,128,400	52,978

		Fair
		Value
Investments	Shares	(000)
Real Estate Investment Trusts 4.08%
Alexandria Real Estate Equities, Inc.	285,100	$21,046
American Capital Agency Corp.	332,000	7,540
Annaly Capital Management, Inc.	779,000	8,997
AvalonBay Communities, Inc.	55,350	7,558
BioMed Realty Trust, Inc.	815,600	17,046
Brandywine Realty Trust	651,200	9,475
Camden Property Trust	286,700	19,636
DDR Corp.	1,745,200	29,965
Duke Realty Corp.	776,200	13,599
Health Care REIT, Inc.	637,100	40,195
Home Properties, Inc.	190,800	11,753
Kimco Realty Corp.	319,200	7,316
Liberty Property Trust	437,400	16,403
Post Properties, Inc.	154,400	7,752
Prologis, Inc.	808,900	32,866
Retail Properties of America, Inc. Class A	582,400	8,340
SL Green Realty Corp.	71,900	7,529
Starwood Property Trust, Inc.	433,700	10,431
Vornado Realty Trust	92,000	9,439
Weingarten Realty Investors	254,500	7,940
Total		294,826

Road & Rail 0.86%
CSX Corp.	2,191,800	61,853

Semiconductors & Semiconductor Equipment 3.21%
Intel Corp.	6,247,300	166,740
Maxim Integrated Products, Inc.	663,900	21,537
Microchip Technology, Inc.	927,400	44,089
Total		232,366

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

April 30, 2014

		Fair
		Value
Investments	Shares	(000)
Software 0.61%
CA, Inc.	987,100	$29,751
Microsoft Corp.	179,100	7,236
Symantec Corp.	346,100	7,019
Total		44,006

Specialty Retail 0.33%
Chico’s FAS, Inc.	936,300	14,869
Lowe’s Cos., Inc.	198,500	9,113
Total		23,982

Technology Hardware, Storage & Peripherals 3.85%
Apple, Inc.	345,075	203,625
EMC Corp.	1,296,600	33,452
NetApp, Inc.	1,161,100	41,347
Total		278,424

Tobacco 2.07%
Altria Group, Inc.	3,274,349	131,334
Philip Morris International, Inc.	217,900	18,615
Total		149,949
Total Common Stocks (cost $6,355,899,785)		7,209,249

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.45%

Repurchase Agreement
Repurchase Agreement dated 4/30/2014, Zero Coupon due 5/1/2014 with Fixed Income Clearing Corp. collateralized by $34,050,000 of U.S. Treasury Note at 1.75% due 10/31/2020; value: $33,113,625; proceeds: $32,463,458 (cost $32,463,458)	$32,463	$32,463
Total Investments in Securities 100.12% (cost $6,388,363,243)		7,241,712
Liabilities in Excess of Cash and Other Assets(b) (0.12)%		(8,762)
Net Assets 100.00%		$7,232,950

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on futures contracts as follows:

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

April 30, 2014

Open Futures Contracts at April 30, 2014:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
E-Mini S&P 500 Index	June 2014	331	Long	$31,079,245	$534,368

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$7,209,249	$—	$—	$7,209,249
Repurchase Agreement	—	32,463	—	32,463
Total	$7,209,249	$32,463	$—	$7,241,712
Other Financial Instruments
Futures Contracts
Assets	$534	$—	$—	$534
Liabilities	—	—	—	—
Total	$534	$—	$—	$534

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2014.

8	See Notes to Financial Statements.

This page is intentionally left blank.

Statement of Assets and Liabilities (unaudited)

April 30, 2014

ASSETS:
Investments in securities, at fair value (cost $6,388,363,243)	$7,241,712,303
Deposits with brokers for futures collateral	1,345,075
Receivables:
Dividends	6,075,942
Investment securities sold	3,665,395
Capital shares sold	1,779,643
Variation margin	102,967
Prepaid expenses and other assets	32,330
Total assets	7,254,713,655
LIABILITIES:
Payables:
Capital shares reacquired	8,567,128
12b-1 distribution fees	5,561,920
Directors’ fees	3,893,622
Management fee	1,852,079
Fund administration	236,533
To affiliates (See Note 3)	36,086
Accrued expenses	1,615,978
Total liabilities	21,763,346
NET ASSETS	$7,232,950,309
COMPOSITION OF NET ASSETS:
Paid-in capital	$6,436,738,931
Undistributed net investment income	2,451,629
Accumulated net realized loss on investments and futures contracts	(60,123,679)
Net unrealized appreciation on investments and futures contracts	853,883,428
Net Assets	$7,232,950,309

10	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

April 30, 2014

Net assets by class:
Class A Shares	$6,095,759,039
Class B Shares	$79,348,308
Class C Shares	$463,032,560
Class F Shares	$121,067,326
Class I Shares	$339,065,839
Class P Shares	$81,178,826
Class R2 Shares	$657,024
Class R3 Shares	$52,841,387
Outstanding shares by class:
Class A Shares (2.9 billion shares of common stock authorized, $.001 par value)	382,097,679
Class B Shares (300 million shares of common stock authorized, $.001 par value)	4,951,807
Class C Shares (300 million shares of common stock authorized, $.001 par value)	29,034,972
Class F Shares (300 million shares of common stock authorized, $.001 par value)	7,588,030
Class I Shares (300 million shares of common stock authorized, $.001 par value)	21,187,122
Class P Shares (200 million shares of common stock authorized, $.001 par value)	5,098,184
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	41,267
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	3,315,105
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.95
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.92
Class B Shares-Net asset value	$16.02
Class C Shares-Net asset value	$15.95
Class F Shares-Net asset value	$15.96
Class I Shares-Net asset value	$16.00
Class P Shares-Net asset value	$15.92
Class R2 Shares-Net asset value	$15.92
Class R3 Shares-Net asset value	$15.94

See Notes to Financial Statements.	11

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2014

Investment income:
Dividends	$108,133,650
Interest and other	499
Total investment income	108,134,149
Expenses:
Management fee	11,075,124
12b-1 distribution plan-Class A	7,380,329
12b-1 distribution plan-Class B	427,772
12b-1 distribution plan-Class C	2,242,591
12b-1 distribution plan-Class F	58,209
12b-1 distribution plan-Class P	104,003
12b-1 distribution plan-Class R2	1,885
12b-1 distribution plan-Class R3	125,528
Shareholder servicing	4,056,919
Fund administration	1,413,870
Reports to shareholders	229,941
Subsidy (See Note 3)	199,397
Directors’ fees	153,191
Custody	93,355
Registration	79,224
Professional	42,082
Other	63,315
Gross expenses	27,746,735
Expense reductions (See Note 9)	(2,950)
Net expenses	27,743,785
Net investment income	80,390,364
Net realized and unrealized gain (loss):
Net realized gain on investments and futures contracts	480,724,270
Net change in unrealized appreciation/depreciation on investments and futures contracts	(3,055,999)
Net realized and unrealized gain	477,668,271
Net Increase in Net Assets Resulting From Operations	$558,058,635

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended April 30, 2014	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	October 31, 2013
Operations:
Net investment income	$80,390,364	$113,222,236
Net realized gain on investments and futures contracts	480,724,270	1,781,519,337
Net change in unrealized appreciation/depreciation on investments and futures contracts	(3,055,999)	(197,341,243)
Net increase in net assets resulting from operations	558,058,635	1,697,400,330
Distributions to shareholders from:
Net investment income
Class A	(78,252,584)	(97,645,849)
Class B	(768,940)	(990,376)
Class C	(4,244,789)	(4,497,423)
Class F	(1,611,509)	(1,987,779)
Class I	(4,152,360)	(5,377,239)
Class P	(1,086,821)	(1,420,253)
Class R2	(7,242)	(8,374)
Class R3	(615,970)	(746,313)
Total distributions to shareholders	(90,740,215)	(112,673,606)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	321,081,693	381,681,155
Reinvestment of distributions	80,640,005	100,143,284
Cost of shares reacquired	(715,880,061)	(1,506,439,589)
Net decrease in net assets resulting from capital share transactions	(314,158,363)	(1,024,615,150)
Net increase in net assets	153,160,057	560,111,574
NET ASSETS:
Beginning of period	$7,079,790,252	$6,519,678,678
End of period	$7,232,950,309	$7,079,790,252
Undistributed net investment income	$2,451,629	$12,801,480

See Notes to Financial Statements.	13

Financial Highlights

	Class A Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$14.94		$11.82	$10.55	$10.59	$ 9.61	$9.38
Investment operations:
Net investment income(a)	.18		.23	.18	.12	.09	.11
Net realized and unrealized gain (loss)	1.03		3.12	1.27	(.04)	.97	.23
Total from investment operations	1.21		3.35	1.45	.08	1.06	.34
Distributions to shareholders from:
Net investment income	(.20)		(.23)	(.18)	(.12)	(.08)	(.10)
Return of capital	—		—	—	—	—	(.01)
Total distributions	(.20)		(.23)	(.18)	(.12)	(.08)	(.11)
Net asset value, end of period	$15.95		$14.94	$11.82	$10.55	$10.59	$9.61
Total Return(b)	8.14	%(c)	28.59%	13.78%	.73%	11.07%	3.94%
Ratios to Average Net Assets:
Expenses, including expense reductions	.37	%(c)	.84%	.85%	.84%	.85%	.88%
Expenses, excluding expense reductions	.37%		.84%	.85%	.84%	.85%	.88%
Net investment income	1.15	%(c)	1.70%	1.58%	1.09%	.83%	1.29%

Supplemental Data:
Net assets, end of period (000)	$6,095,759		$6,051,139	$5,420,741	$5,777,045	$6,993,549	$7,708,503
Portfolio turnover rate	42.78	%(c)	92.86%	14.26%	16.39%	24.56%	76.89%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.00		$11.87	$10.59	$10.61	$ 9.63	$9.41
Investment operations:
Net investment income(a)	.12		.14	.11	.05	.02	.06
Net realized and unrealized gain (loss)	1.04		3.12	1.27	(.03)	.98	.23
Total from investment operations	1.16		3.26	1.38	.02	1.00	.29
Distributions to shareholders from:
Net investment income	(.14)		(.13)	(.10)	(.04)	(.02)	(.06)
Return of capital	—		—	—	—	—	(.01)
Total distributions	(.14)		(.13)	(.10)	(.04)	(.02)	(.07)
Net asset value, end of period	$16.02		$15.00	$11.87	$10.59	$10.61	$9.63
Total Return(b)	7.75	%(c)	27.64%	13.02%	.18%	10.34%	3.26%
Ratios to Average Net Assets:
Expenses, including expense reductions	.74	%(c)	1.50%	1.51%	1.49%	1.50%	1.53%
Expenses, excluding expense reductions	.74	%(c)	1.50%	1.51%	1.49%	1.50%	1.53%
Net investment income	.79	%(c)	1.06%	.94%	.43%	.18%	.67%

Supplemental Data:
Net assets, end of period (000)	$79,348		$91,394	$116,262	$174,386	$288,531	$419,831
Portfolio turnover rate	42.78	%(c)	92.86%	14.26%	16.39%	24.56%	76.89%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class C Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$14.94		$11.82	$10.55	$10.58	$ 9.61	$9.39
Investment operations:
Net investment income(a)	.12		.14	.11	.05	.02	.05
Net realized and unrealized gain (loss)	1.03		3.12	1.26	(.03)	.97	.24
Total from investment operations	1.15		3.26	1.37	.02	.99	.29
Distributions to shareholders from:
Net investment income	(.14)		(.14)	(.10)	(.05)	(.02)	(.06)
Return of capital	—		—	—	—	—	(.01)
Total distributions	(.14)		(.14)	(.10)	(.05)	(.02)	(.07)
Net asset value, end of period	$15.95		$14.94	$11.82	$10.55	$10.58	$9.61
Total Return(b)	7.75	%(c)	27.76%	13.04%	.14%	10.28%	3.28%
Ratios to Average Net Assets:
Expenses, including expense reductions	.74	%(c)	1.49%	1.50%	1.48%	1.50%	1.53%
Expenses, excluding expense reductions	.74	%(c)	1.49%	1.50%	1.48%	1.50%	1.53%
Net investment income	.78	%(c)	1.05%	.93%	.44%	.18%	.64%

Supplemental Data:
Net assets, end of period (000)	$463,033		$449,259	$407,621	$467,475	$595,084	$697,681
Portfolio turnover rate	42.78	%(c)	92.86%	14.26%	16.39%	24.56%	76.89%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$14.94		$11.83	$10.56	$10.59	$ 9.61	$9.38
Investment operations:
Net investment income(a)	.19		.26	.21	.15	.11	.10
Net realized and unrealized gain (loss)	1.04		3.11	1.26	(.03)	.97	.26
Total from investment operations	1.23		3.37	1.47	.12	1.08	.36
Distributions to shareholders from:
Net investment income	(.21)		(.26)	(.20)	(.15)	(.10)	(.12)
Return of capital	—		—	—	—	—	(.01)
Total distributions	(.21)		(.26)	(.20)	(.15)	(.10)	(.13)
Net asset value, end of period	$15.96		$14.94	$11.83	$10.56	$10.59	$9.61
Total Return(b)	8.28	%(c)	28.80%	14.04%	1.08%	11.33%	4.18%
Ratios to Average Net Assets:
Expenses, including expense reductions	.29	%(c)	.60%	.61%	.59%	.60%	.62%
Expenses, excluding expense reductions	.29	%(c)	.60%	.61%	.59%	.60%	.62%
Net investment income	1.22	%(c)	1.94%	1.82%	1.33%	1.07%	1.14%

Supplemental Data:
Net assets, end of period (000)	$121,067		$112,933	$92,498	$102,086	$86,360	$64,867
Portfolio turnover rate	42.78	%(c)	92.86%	14.26%	16.39%	24.56%	76.89%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class I Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$14.99		$11.86	$10.59	$10.62	$ 9.64	$9.40
Investment operations:
Net investment income(a)	.19		.27	.22	.16	.12	.13
Net realized and unrealized gain (loss)	1.04		3.14	1.26	(.03)	.97	.24
Total from investment operations	1.23		3.41	1.48	.13	1.09	.37
Distributions to shareholders from:
Net investment income	(.22)		(.28)	(.21)	(.16)	(.11)	(.12)
Return of capital	—		—	—	—	—	(.01)
Total distributions	(.22)		(.28)	(.21)	(.16)	(.11)	(.13)
Net asset value, end of period	$16.00		$14.99	$11.86	$10.59	$10.62	$9.64
Total Return(b)	8.24	%(c)	29.03%	14.12%	1.18%	11.40%	4.38%
Ratios to Average Net Assets:
Expenses, including expense reductions	.24	%(c)	.50%	.51%	.49%	.50%	.53%
Expenses, excluding expense reductions	.24	%(c)	.50%	.51%	.49%	.50%	.53%
Net investment income	1.24	%(c)	2.07%	1.92%	1.42%	1.18%	1.56%

Supplemental Data:
Net assets, end of period (000)	$339,066		$239,652	$347,410	$385,714	$435,609	$560,500
Portfolio turnover rate	42.78	%(c)	92.86%	14.26%	16.39%	24.56%	76.89%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$14.91		$11.80	$10.53	$10.57	$ 9.59	$9.36
Investment operations:
Net investment income(a)	.18		.23	.18	.12	.07	.10
Net realized and unrealized gain (loss)	1.03		3.11	1.26	(.05)	.98	.23
Total from investment operations	1.21		3.34	1.44	.07	1.05	.33
Distributions to shareholders from:
Net investment income	(.20)		(.23)	(.17)	(.11)	(.07)	(.09)
Return of capital	—		—	—	—	—	(.01)
Total distributions	(.20)		(.23)	(.17)	(.11)	(.07)	(.10)
Net asset value, end of period	$15.92		$14.91	$11.80	$10.53	$10.57	$9.59
Total Return(b)	8.15	%(c)	28.58%	13.79%	.75%	10.88%	3.85%
Ratios to Average Net Assets:
Expenses, including expense reductions	.37	%(c)	.81%	.86%	.90%	.95%	.98%
Expenses, excluding expense reductions	.37	%(c)	.81%	.86%	.90%	.95%	.98%
Net investment income	1.15	%(c)	1.74%	1.58%	1.02%	.73%	1.19%

Supplemental Data:
Net assets, end of period (000)	$81,179		$83,364	$88,145	$113,935	$158,627	$212,223
Portfolio turnover rate	42.78	%(c)	92.86%	14.26%	16.39%	24.56%	76.89%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	19

Financial Highlights (continued)

	Class R2 Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$14.91		$11.80	$10.54	$10.58	$ 9.61	$9.38
Investment operations:
Net investment income(a)	.15		.19	.15	.09	.06	.07
Net realized and unrealized gain (loss)	1.04		3.12	1.26	(.03)	.97	.25
Total from investment operations	1.19		3.31	1.41	.06	1.03	.32
Distributions to shareholders from:
Net investment income	(.18)		(.20)	(.15)	(.10)	(.06)	(.08)
Return of capital	—		—	—	—	—	(.01)
Total distributions	(.18)		(.20)	(.15)	(.10)	(.06)	(.09)
Net asset value, end of period	$15.92		$14.91	$11.80	$10.54	$10.58	$9.61
Total Return(b)	7.98	%(c)	28.23%	13.43%	.50%	10.78%	3.70%
Ratios to Average Net Assets:
Expenses, including expense reductions	.54	%(c)	1.10%	1.11%	1.09%	1.09%	1.11%
Expenses, excluding expense reductions	.54	%(c)	1.10%	1.11%	1.09%	1.09%	1.11%
Net investment income	.96	%(c)	1.43%	1.33%	.83%	.57%	.85%

Supplemental Data:
Net assets, end of period (000)	$657		$593	$529	$709	$419	$185
Portfolio turnover rate	42.78	%(c)	92.86%	14.26%	16.39%	24.56%	76.89%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

20	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months
	Ended
	4/30/2014		Year Ended 10/31
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$14.93		$11.81	$10.55	$10.58	$ 9.61	$9.38
Investment operations:
Net investment income(a)	.16		.21	.16	.11	.07	.08
Net realized and unrealized gain (loss)	1.03		3.12	1.26	(.03)	.97	.25
Total from investment operations	1.19		3.33	1.42	.08	1.04	.33
Distributions to shareholders from:
Net investment income	(.18)		(.21)	(.16)	(.11)	(.07)	(.09)
Return of capital	—		—	—	—	—	(.01)
Total distributions	(.18)		(.21)	(.16)	(.11)	(.07)	(.10)
Net asset value, end of period	$15.94		$14.93	$11.81	$10.55	$10.58	$9.61
Total Return(b)	8.02	%(c)	28.43%	13.54%	.69%	10.86%	3.80%
Ratios to Average Net Assets:
Expenses, including expense reductions	.49	%(c)	.99%	1.00%	.98%	1.00%	1.01%
Expenses, excluding expense reductions	.49	%(c)	.99%	1.00%	.98%	1.00%	1.01%
Net investment income	1.03	%(c)	1.55%	1.42%	.94%	.67%	.89%

Supplemental Data:
Net assets, end of period (000)	$52,841		$51,455	$46,473	$40,021	$32,915	$13,206
Portfolio turnover rate	42.78	%(c)	92.86%	14.26%	16.39%	24.56%	76.89%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2010 through October 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and futures contracts on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Futures Contracts—The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of April 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

For the six months ended April 30, 2014, the effective management fee paid to Lord Abbett was at an annualized rate of .31% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund of Lord Abbett Investment Trust and Lord Abbett Multi-Asset Global Opportunity Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of April 30, 2014, the percentages of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund, Lord Abbett Multi-Asset Income Fund and Lord Abbett Multi-Asset Global Opportunity Fund were 0.76%, 1.48%, 1.00%, 0.87% and 0.06%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	(1)	.25%	.25%	—	.25%	.25%	.25%
Distribution	—		.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2014:

Distributor Commissions	Dealers’ Concessions
$259,386	$1,432,824

Distributor received CDSCs of $27,287 and $8,796 for Class A and Class C shares, respectively, for the six months ended April 30, 2014.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2014 and fiscal year ended October 31, 2013 was as follows:

	Six Months Ended 4/30/2014 (unaudited)	Year Ended 10/31/2013
Distributions paid from:
Ordinary income	$90,740,215	$112,673,606
Total distributions paid	$90,740,215	$112,673,606

As of October 31, 2013, the Fund had a capital loss carryforward of $532,192,883 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of April 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,395,982,613
Gross unrealized gain	899,984,208
Gross unrealized loss	(54,254,518)
Net unrealized security gain	$845,729,690

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30,

2014 were as follows:

Purchases	Sales
$3,042,314,992	$3,358,406,092

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2014.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended April 30, 2014 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of April 30, 2014, the Fund had futures contracts with unrealized appreciation of $534,368. Amounts of $2,602,016 and $(456,878) are included in the Statement of Operations related to futures contracts under the captions Net realized gain on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments and futures contracts, respectively. The average number of futures contracts throughout the period was 335.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$32,463,458	$—	$32,463,458
Total	$32,463,458	$—	$32,463,458

Notes to Financial Statements (unaudited)(continued)

		Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$32,463,458	$(32,463,458)	$—	$—
Total	$32,463,458	$(32,463,458)	$—	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount owed to the Fund by each counterparty as of April 30, 2014.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended April 30, 2014, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility during the period was .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

As of April 30, 2014, there were no loans outstanding pursuant to this Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks and dividend paying companies. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. The performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. There is no guarantee that companies that currently pay dividends will continue to do so. Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended April 30, 2014 (unaudited)		Year Ended October 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,583,468	$86,079,480	15,696,665	$210,692,207
Converted from Class B*	570,221	8,805,428	2,195,327	29,103,142
Reinvestment of distributions	4,485,946	70,088,388	6,576,017	87,441,179
Shares reacquired	(33,540,083)	(516,936,398)	(77,959,171)	(1,036,866,804)
Decrease	(22,900,448)	$(351,963,102)	(53,491,162)	$(709,630,276)

Class B Shares
Shares sold	41,659	$642,112	174,693	$2,380,910
Reinvestment of distributions	46,691	732,945	71,222	944,162
Shares reacquired	(659,729)	(10,244,687)	(1,765,173)	(23,413,774)
Converted to Class A*	(568,086)	(8,805,428)	(2,187,515)	(29,103,142)
Decrease	(1,139,465)	$(17,675,058)	(3,706,773)	$(49,191,844)

Class C Shares
Shares sold	1,005,903	$15,502,424	1,917,384	$26,265,369
Reinvestment of distributions	199,178	3,112,678	245,234	3,267,941
Shares reacquired	(2,247,328)	(34,667,464)	(6,570,767)	(86,913,968)
Decrease	(1,042,247)	$(16,052,362)	(4,408,149)	$(57,380,658)

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended April 30, 2014 (unaudited)		Year Ended October 31, 2013
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	1,073,710	$16,574,466	2,448,885	$32,922,783
Reinvestment of distributions	76,733	1,199,005	110,013	1,463,468
Shares reacquired	(1,120,095)	(17,303,027)	(2,822,625)	(37,770,574)
Increase (decrease)	30,348	$470,444	(263,727)	$(3,384,323)

Class I Shares
Shares sold	12,400,879	$192,308,325	6,603,404	$91,895,308
Reinvestment of distributions	242,783	3,807,959	371,592	4,862,988
Shares reacquired	(7,446,089)	(115,350,475)	(20,274,649)	(271,255,628)
Increase (decrease)	5,197,573	$80,765,809	(13,299,653)	$(174,497,332)

Class P Shares
Shares sold	337,512	$5,171,364	428,916	$5,867,145
Reinvestment of distributions	69,165	1,078,498	106,735	1,411,861
Shares reacquired	(898,488)	(13,964,815)	(2,415,587)	(31,697,036)
Decrease	(491,811)	$(7,714,953)	(1,879,936)	$(24,418,030)

Class R2 Shares
Shares sold	3,811	$58,776	5,984	$78,866
Reinvestment of distributions	416	6,488	498	6,636
Shares reacquired	(2,757)	(42,173)	(11,503)	(157,064)
Increase (decrease)	1,470	$23,091	(5,021)	$(71,562)

Class R3 Shares
Shares sold	307,612	$4,744,746	872,010	$11,578,567
Reinvestment of distributions	39,329	614,044	56,013	745,049
Shares reacquired	(478,508)	(7,371,022)	(1,414,803)	(18,364,741)
Decrease	(131,567)	$(2,012,232)	(486,780)	$(6,041,125)

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

The Board, including all of the Directors who are not interested persons of the Fund or Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2013. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and below the median of the performance peer group for the other periods. The Board noted that the Morningstar performance peer group does not have a dividend requirement and accordingly also considered the performance of the Fund compared to the Lipper Inc. equity income peer universe.

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also considered the steps Lord Abbett had taken or was taking to improve investment performance of the Fund, including modifying the investment approach of the Fund to employ an equity income-oriented strategy and use fundamental research and quantitative analysis as part of its investment process, and naming Walter Prahl and Rick Ruvkun as portfolio managers for the Fund in June 2013.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense levels of the Fund were well below the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In

Approval of Advisory Contract (concluded)

addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Affiliated Fund, Inc.	LAA-3-0414 (06/14)

Item 2:	Code of Ethics. Not applicable.

Item 3:	Audit Committee Financial Expert. Not applicable.

Item 4:	Principal Accountant Fees and Services. Not applicable.

Item 5:	Audit Committee of Listed Registrants. Not applicable.

Item 6:	Investments. Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lord abbett affiliated fund, inc.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 18, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 18, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2014